PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment, net, consists of the following:

	March 31, 2024	September 30, 2023
	(Unaudited)
Buildings	11,895,195	11,621,665
Machinery, equipment and furniture	6,254,915	6,207,931
Motor Vehicles	59,817	210,201
Construction-in-progress (“CIP”) (1)	5,640,738	5,582,213
Subtotal	23,850,666	23,622,010
Less: accumulated depreciation	(3,237,455)	(2,557,967)
Property, plant and equipment, net	20,613,211	21,064,043

Depreciation expense was $672,894 and $277,447 for the six months ended March 31, 2024 and 2023, respectively.

(1)	Construction-in-progress (“CIP”) represents direct costs of construction incurred for the Company’s manufacturing facilities. On August 16, 2017, the Company’s subsidiary, Xi’an App-Chem Bio (Tech) Co.,Ltd. started to construct a new manufacturing plant in Tongchuan City (“Tongchuan Project”), Shaanxi Province, with total budget of RMB 95.0 million (approximately $13.4 million) for construction of the main body of the manufacturing plant, plant decoration and purchase of machinery and equipment. The total budget increased to RMB 114.0 million (approximately $16.0 million) on July 2, 2021 due to increased material and labor cost, as well as longer construction period caused by COVID-19 pandemic. The construction of Tongchuan Project was fully completed and put into production in December 2022, of which $10,678,336 and $4,305,847 were transferred to Buildings and Machinery, equipment and furniture, respectively, from CIP as of September 30, 2023.

Property, plant and equipment, net, consists of the following:

	September 30, 2023	September 30, 2022

Buildings	$11,621,665	$967,530
Machinery, equipment and furniture	6,207,931	1,866,760
Motor Vehicles	210,201	201,537
Construction-in-progress (“CIP”) (1)	5,582,213	20,274,698
Subtotal	23,622,010	23,310,525
Less: accumulated depreciation	(2,557,967)	(1,686,088)
Property, plant and equipment, net	$21,064,043	$21,624,437

Depreciation expense was $945,507, $210,916 and $219,906 for the years ended September 30, 2023, 2022 and 2021, respectively.

(1)	Construction-in-progress (“CIP”) represents direct costs of construction incurred for the Company’s manufacturing facilities. On August 16, 2017, the Company’s subsidiary, Xi’an App-Chem Bio (Tech) Co.,Ltd. started to construct a new manufacturing plant in Tongchuan City (“Tongchuan Project”), Shaanxi Province, with total budget of RMB 95.0 million (approximately $13.4 million) for construction of the main body of the manufacturing plant, plant decoration and purchase of machinery and equipment. The total budget increased to RMB 114.0 million (approximately $16.0 million) on July 2, 2021 due to increased material and labor cost, as well as longer construction period caused by COVID-19 pandemic. The construction of Tongchuan Project was fully completed and put into production in December 2022, of which $10,678,336 and $4,305,847 were transferred to Buildings and Machinery, equipment and furniture, respectively, from CIP as of September 30, 2023.

SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES ON THE CONSTRUCTION-IN-PROGRESS

As of March 31, 2024, future minimum capital expenditures on the Company’s CIP project are estimated as follows:

For the six months ending March 31,	Yumen CIP Project
2025	$5,000,000
2026	-
2027	-
2028	-
Total	$5,000,000

As of September 30, 2023, future minimum capital expenditures on the Company’s the CIP project are estimated as follows:

Years ending September 30,	Yumen CIP Project
2024	$5,000,000
2025	-
2026	-
2027	-
Total	$5,000,000